REVENUE (Details) R in Millions, $ in Millions			1 Months Ended	12 Months Ended
	Jul. 25, 2018 USD ($)	Jul. 25, 2018 ZAR (R)	Jul. 31, 2018 USD ($)	Dec. 31, 2018 USD ($) R / $	Dec. 31, 2018 ZAR (R) R / $	Dec. 31, 2017 ZAR (R)	Dec. 31, 2016 ZAR (R)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percent of gold production covered by streaming arrangement				100.00%	100.00%
Percent of palladium production covered by streaming arrangement				4.50%	4.50%
Deferred revenue advance received			$ 500.0	$ 500.0	R 6,555.4
Revenue from contracts with customers					R 50,656.4	R 45,911.6	R 31,240.7
Average foreign exchange rate | R / $				13.24	13.24
Currency risk
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage decrease in risk assumption				1.00%	1.00%
Percentage increase in risk assumption				1.00%	1.00%
Increase in adjusted EBITDA due to decrease in exchange rate					R 41.5
Decrease in adjusted EBITDA due to increase in exchange rate					41.5
Gold Mining Activities [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers					19,656.7	23,473.6	27,501.3
PGM Mining Activities [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers					23,355.4	17,898.7	3,739.4
Recycling Activities [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers					R 7,442.7	4,539.3
Streaming Arrangements [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred revenue advance received	$ 500.0	R 6,555.4
Additional monthly amounts receivable, as a percent				18.00%	18.00%
Revenue from contracts with customers					R 201.6
Minimum
Disclosure of disaggregation of revenue from contracts with customers [line items]
Period between provisional invoicing and final pricing				2 months	2 months
Maximum
Disclosure of disaggregation of revenue from contracts with customers [line items]
Period between provisional invoicing and final pricing				4 months	4 months
South Africa Region [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers					R 34,810.3	36,750.0	R 31,240.7
US Region/ Stillwater2
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers					15,872.8	9,161.6
US Region/ Stillwater2 | Recycling Activities [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers					7,442.7	4,539.3
UNITED STATES
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers					R 15,846.1	R 9,161.6